FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

RIVERFRONT ASSET ALLOCATION GROWTH

SUPPLEMENT DATED SEPTEMBER 16, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019, AS SUPPLEMENTED

At a meeting held on June 11-12, 2019, the Board of Trustees of Financial Investors Trust (the “Trust”) approved Agreements and Plans of Reorganization (the “Agreements”) providing for the reorganization of RiverFront Asset Allocation Income & Growth and RiverFront Asset Allocation Growth, each a series of the Trust (collectively, the “Target Funds”) into RiverFront Asset Allocation Moderate and RiverFront Asset Allocation Growth & Income, respectively, each a series of the Trust (collectively, the “Acquiring Funds”). Pursuant to the Agreements, the Target Funds were reorganized into the Acquiring Funds, effective at the close of business on September 13, 2019. Accordingly, all references to the Target Funds herein are removed.

***

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE